Note 12 - Right-of-Use Assets and Finance Lease Liabilities - Finance Lease Obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Finance lease liabilities – current	$ 16,773	$ 16,691
Less: current portion of financing costs	(189)	(196)
Finance lease liabilities – non-current	108,451	116,844
Less: non-current portion of financing costs	(388)	(478)
Total Finance lease liability	$ 124,647	$ 132,861